FAIR VALUE MEASUREMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

NOTE 11—FAIR VALUE MEASUREMENT

The Company utilizes fair value measurements to measure assets and liabilities in a business combination or assess impairment of property and equipment, intangible assets and goodwill. Fair value is defined as the amount at which an asset (or liability) could be bought (or incurred) or sold (or settled) in an orderly transaction between market participants at the measurement date. Further, ASC 820, Fair Value Measurements, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value, and includes certain disclosure requirements. Fair value estimates are based on either (i) actual market data or (ii) assumptions that other market participants would use in pricing an asset or liability, including estimates of risk.

ASC 820 establishes a three‑level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy categorizes assets and liabilities measured at fair value into one of three different levels depending on the observability of the inputs employed in the measurement. The three levels are defined as follows:

Level 1—Unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—Quoted prices for similar assets or liabilities in non‑active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3—Inputs that are unobservable and significant to the fair value measurement (including the Company’s own assumptions in determining fair value).

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. There were no transfers into, or out of, the three levels of the fair value hierarchy for the three months ended March 31, 2017 or the year ended December 31, 2016.

Other fair value considerations

The carrying values of the Company’s current financial instruments, which include cash and cash equivalents, accounts receivable trade and accounts payable, approximate their fair value at March 31, 2017 and December 31, 2016 due to the short‑term maturity of these instruments. The Company had no outstanding debt as of December 31, 2016. The carrying value of debt as of March 31, 2017 approximates fair value due to variable market rates of interest. These fair values, which are Level 3 measurements, were estimated based on the Company’s incremental borrowing rates for similar types of borrowing arrangements, when quoted market prices were not available. The estimated fair values of the Company’s financial instruments are not necessarily indicative of the amounts that would be realized in a current market exchange. The consideration transferred and the purchase price allocation of identified assets acquired and liabilities assumed related to the Permian Acquisition are based on the Company’s estimate of fair value utilizing Level 3 inputs at the date of acquisition. Refer to Note 3 – Acquisition for further discussion.

NOTE 11—FAIR VALUE MEASUREMENT

The Company utilizes fair value measurements to measure assets and liabilities in a business combination or assess impairment of property and equipment, intangible assets and goodwill. Fair value is defined as the amount at which an asset (or liability) could be bought (or incurred) or sold (or settled) in an orderly transaction between market participants at the measurement date. Further, ASC 820, Fair Value Measurements, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value, and includes certain disclosure requirements. Fair value estimates are based on either (i) actual market data or (ii) assumptions that other market participants would use in pricing an asset or liability, including estimates of risk.

ASC 820 establishes a three‑level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy categorizes assets and liabilities measured at fair value into one of three different levels depending on the observability of the inputs employed in the measurement. The three levels are defined as follows:

Level 1—Unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—Quoted prices for similar assets or liabilities in non‑active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3—Inputs that are unobservable and significant to the fair value measurement (including the Company’s own assumptions in determining fair value).

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. There were no transfers into, or out of, the three levels of the fair value hierarchy for the years ended December 31, 2016 and 2015.

Assets and liabilities measured at fair value on a recurring basis

The Company estimated the fair value of derivative instruments using the market approach via a model that uses inputs that are observable in the market or can be derived from, or corroborated by, observable data. See Note 10—Derivatives Financial Instruments for further discussion.

The following table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis:

	Fair Value
	Measurements Using
	Level 1	Level 2	Level 3	Total
	(In thousands)
As of December 31, 2016
Financial liabilities
Interest rate swap derivative instrument	$—	$—	$—	$—
As of December 31, 2015
Financial liabilities
Interest rate swap derivative instrument	$—	$(7)	$—	$(7)

Assets and liabilities measured at fair value on a non‑recurring basis

Nonfinancial assets and liabilities measured at fair value on a non‑recurring basis include certain nonfinancial assets and liabilities as may be acquired in a business combination and measurements of goodwill and intangible impairment. As there is no corroborating market activity to support the assumptions used, the Company has designated these measurements as Level 3.

Long‑lived assets, such as property and equipment and finite‑lived intangible assets, are evaluated for impairment whenever events or changes in circumstances indicate that its carrying value may not be recoverable. The development of future cash flows and the estimate of fair value represent the Company’s best estimates based on industry trends and reference to market transactions and are subject to variability.

The Company conducts its annual goodwill impairment test in the fourth quarter each year, or more frequently if indicators of impairment exist. As a result of triggering events during 2015, the Company conducted its goodwill impairment test as of September 30, 2015. The Company determined that additional triggering events were present during 2016 resulting in an additional impairment assessment. The Company’s annual impairment test utilizes discounted cash flow projections using weighted average cost of capital calculations based on capital structures of publicly traded peer companies to determine the fair value of its reporting units. The Company’s reporting units are based on its organizational and reporting structure. Application of the goodwill impairment test requires judgment, including the identification of reporting units, allocation of assets (including goodwill) and liabilities to reporting units and determining the fair value. The determination of reporting unit fair value relies upon certain estimates and assumptions. These estimates and assumptions are affected by numerous factors, including the general economic environment and levels of exploration and production activity of oil and natural gas companies.

The Company’s estimates of fair value have been determined at discrete points in time based on relevant information. These estimates involve uncertainty and cannot be determined with precision. There were no significant changes in valuation techniques or related inputs for the years ended December 31, 2016 and 2015.

The following table presents information about the Company’s assets measured at fair value on a non‑recurring basis for the years ended December 31, 2016 and 2015.

	Fair Value
	Measurements Using			Carrying
	Level 1	Level 2	Level 3	Value(1)	Impairment
	(In thousands)
Year Ended December 31, 2016
Goodwill	$—	$—	$—	$138,529	$138,529
Intangible Assets	—	—	—	137	137
Fixed Assets	—	—	23,188	83,214	60,026
Year Ended December 31, 2015
Goodwill	$—	$—	$—	$20,136	$20,136
Intangible Assets	—	—	—	1,230	1,230
(1)	Amount represents carrying value at the date of assessment.

Other fair value considerations

The carrying values of the Company’s current financial instruments, which include cash and cash equivalents, accounts receivable trade and accounts payable, approximate their fair value at December 31, 2016 and 2015 due to the short‑term maturity of these instruments. The Company had no outstanding debt as of December 31, 2016. The carrying value of debt as of December 31, 2015 approximates fair value due to variable market rates of interest. These fair values, which are Level 3 measurements, were estimated based on the Company’s incremental borrowing rates for similar types of borrowing arrangements, when quoted market prices were not available. The estimated fair values of the Company’s financial instruments are not necessarily indicative of the amounts that would be realized in a current market exchange.